Employee Benefit Plans - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (483)	$ (490)
Plan expense recognized in income statement:
Plan (expense) benefit recognized in income statement	(55)	(36)
Actuarial gains (losses)	83	5
Exchange differences	(1)	3
Contributions paid	35	35
End of period	(421)	(483)
Net plan surpluses recognized in non-current assets	83	40
Net plan obligations recognized in non-current liabilities	(504)	(523)
Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(423)	(418)
Plan expense recognized in income statement:
Plan (expense) benefit recognized in income statement	(45)	(44)
Actuarial gains (losses)	77	11
Exchange differences	0	0
Contributions paid	29	28
End of period	(362)	(423)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(60)	(72)
Plan expense recognized in income statement:
Plan (expense) benefit recognized in income statement	(10)	8
Actuarial gains (losses)	6	(6)
Exchange differences	(1)	3
Contributions paid	6	7
End of period	$ (59)	$ (60)